Stockholder's Equity and Stock-based Compensation - Stock Options Outstanding by Price Range (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of stock options outstanding
Option Price per Share, minimum (usd per share)	$ 3.10	$ 3.10	$ 3.10	$ 34.20
Option Price per Share, maximum (usd per share)	$ 151.35	$ 245.85	$ 245.85	$ 245.85
Outstanding (in shares)	785,890
Weighted Average Exercise Price of Outstanding Options (usd per share)	$ 35.33
Weighted Average Remaining Contract Life	5 years 4 months 24 days
Vested (in shares)	474,905
Weighted Average Exercise Price of Vested Options (usd per share)	$ 52.76
$3.10 - $57.90
Summary of stock options outstanding
Option Price per Share, minimum (usd per share)	3.10
Option Price per Share, maximum (usd per share)	$ 57.90
Outstanding (in shares)	558,997
Weighted Average Exercise Price of Outstanding Options (usd per share)	$ 15.64
Weighted Average Remaining Contract Life	7 years 2 months 12 days
Vested (in shares)	248,012
Weighted Average Exercise Price of Vested Options (usd per share)	$ 24.32
$61.05 - $71.85
Summary of stock options outstanding
Option Price per Share, minimum (usd per share)	61.05
Option Price per Share, maximum (usd per share)	$ 71.85
Outstanding (in shares)	75,231
Weighted Average Exercise Price of Outstanding Options (usd per share)	$ 62.17
Weighted Average Remaining Contract Life	4 years 8 months 12 days
Vested (in shares)	75,231
Weighted Average Exercise Price of Vested Options (usd per share)	$ 62.17
$81.60 - $99.60
Summary of stock options outstanding
Option Price per Share, minimum (usd per share)	81.60
Option Price per Share, maximum (usd per share)	$ 99.60
Outstanding (in shares)	108,610
Weighted Average Exercise Price of Outstanding Options (usd per share)	$ 88.94
Weighted Average Remaining Contract Life	3 years 7 months 2 days
Vested (in shares)	108,610
Weighted Average Exercise Price of Vested Options (usd per share)	$ 88.94
$106.05 - $151.35
Summary of stock options outstanding
Option Price per Share, minimum (usd per share)	106.05
Option Price per Share, maximum (usd per share)	$ 151.35
Outstanding (in shares)	43,052
Weighted Average Exercise Price of Outstanding Options (usd per share)	$ 108.84
Weighted Average Remaining Contract Life	2 years 3 months 18 days
Vested (in shares)	43,052
Weighted Average Exercise Price of Vested Options (usd per share)	$ 108.84